ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 127	$ 234
Accounts receivable	481	794
Restricted cash and deposits	310	631
Prepaid expenses	239	317
Other current assets	303	385
Total accounts receivable and other	$ 1,460	$ 2,361